Taxes	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
TAXES
15.	TAXES

Income tax

BVI

The Company and Cre8 Investments Limited is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI laws. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Cre8 Hong Kong is incorporated in Hong Kong and subject to Hong Kong Profits Tax on the taxable income as reported in its statutory consolidated financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax laws, Cre8 Hong Kong is exempted from income tax on its foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Chuangbafang is governed by the income tax laws of the PRC. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for all domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2023, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2023 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong profit tax
Current tax expenses	—	—	909,153	117,042
Deferred tax (credit) expenses	(2,666,331)	1,500,878	1,220,451	157,120
Total	(2,666,331)	1,500,878	2,129,604	274,162

The Company’s effective tax rates were as follows:

	For the years ended December 31,
	2022	2023	2024
Income tax rate in the BVI, permanent tax holiday	0%	0%	0%
Hong Kong statutory income tax rate	(16.5)%	16.5%	16.5%
Effect of different tax rates available to different jurisdictions	—	—	(3.9)%
Effect of non-taxable income	(3.5)%	—	(0.1)%
Effect of tax loss not recognized	1.9%	—	—
Effect of valuation allowance	—	—	12.4%
Effect of non-deductible expenses	0.3%	(0.3)%	—%
Effective tax rate	(17.8)%	16.2%	24.9%

Deferred tax

The deferred tax assets which are principally comprised of acceleration of depreciation on property and equipment, allowance for expected credit losses, provision for employee benefits and net operating losses. Significant components of deferred tax were as follows:

	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total	Total
	HK$	HK$	HK$	HK$	HK$	US$
Balance as of January 1, 2022	905,179	—	—	—	905,179	116,065
Recognized in the income statement	(6,463)	—	—	2,672,794	2,666,331	341,881
Less: valuation allowance	—	—	—	—	—	—
Balance as of December 31, 2022	898,716	—	—	2,672,794	3,571,510	457,946
Recognized in the income statement	(29,457)	—	—	(1,471,421)	(1,500,878)	(192,150)
Exchange difference	—	—	—	—	—	(703)
Less: valuation allowance	—	—	—	—	—	—
Balance as of December 31, 2023	869,259	—	—	1,201,373	2,070,632	265,093
Recognized in the income statement	(42,921)	197,559	(173,716)	(147,741)	(166,819)	(21,477)
Exchange difference	—	—	—	—	—	1,479
Less: valuation allowance	—	—	—	(1,053,632)	(1,053,632)	(135,643)
Balance as of December 31, 2024	826,338	197,559	(173,716)	—	850,181	109,452

The Company had losses carried forward in Cre8 (Greater China) amounting to HK$7,281,047 and nil as of December 31, 2023 and 2024, respectively, expected future tax benefit to be derived from these tax losses have been recognized. Tax losses carry forward infinitely. The Company did not recognize any valuation allowance against its deferred tax assets as management believes the Company will be able to fully utilize the assets in the foreseeable future.

The Company had losses carried forward in Chuangbafang amounting to nil and HK$4,214,526 as of December 31, 2023 and 2024, respectively. For financial reporting purposes, the amount of the net deferred tax assets in Chuangbafang has been partially offset by a valuation allowance due to uncertainty regarding the realization of the assets. The management evaluated position taken by the company will “more likely than not” be sustained upon examination by the appropriate tax authority. The Company believes that its income tax filing positions and deductions would be sustained and does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no reserves for uncertain tax positions have been recorded.